BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@PacificLife.com
July 8, 2010
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for the Pacific Journey Select Individual Flexible Premium
Deferred Variable Annuity (File Number to be Assigned) funded by Separate
Account A (File Number 811-09203) of Pacific Life & Annuity Company;
Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Journey Select Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Journey Select” or “Contract”), which is funded by the Separate Account.
PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”
The prospectus for Pacific Journey Select is based on, and is substantially similar to, the prospectus for the Pacific Journey Individual Flexible Premium Deferred Variable Annuity (File No. 333-145824) (“Pacific Journey”) offered by PL&A. The staff previously reviewed the Pacific Journey disclosure in connection with its review of the Initial N-4 filing (filed August 31, 2007), Pre-Effective Amendment No. 1 (filed November 1, 2007) and Pre-Effective Amendment No. 2 (filed on November 28, 2007) of Pacific Journey. In addition, the staff thoroughly reviewed disclosure for the optional benefit riders in connection with its review of multiple filings (e.g. CoreProtect Advantage — filed October 16, 2009 and CoreIncome Advantage — filed February 9, 2009) and for other features like the Custom Model program (filed July 2, 2009) filed under Pacific Voyages (File No. 333-136597) offered by Pacific Life Insurance Company.
By copy of this letter, we are sending an electronic copy of the Pacific Journey Select prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the current Pacific Journey prospectus and SAI.
The prospectus disclosure included in Pacific Journey Select differs materially from the current Pacific Journey prospectus as follows:
1. Offers a Four Year Withdrawal Charge Option whereby the contingent deferred sales charge schedule can be reduced from 6 years to 4. If the option is purchased, subsequent purchase payments can only be made during the first contract year; and
2. Different base contract fees (M&E, Admin, etc.) and minimum initial purchase payment requirements.

Securities and Exchange Commission
Registration Statement for Pacific Journey Select on behalf of PL&A
July 8, 2010

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,
/s/ BRANDON J. CAGE

Brandon J. Cage